Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Payments Receivable [Line Items]
2014	¥ 12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296
Total	¥ 34,073